UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-02736
                 ---------------------------------------------

                       PETROLEUM & RESOURCES CORPORATION

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                      Petroleum & Resources Corporation
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2005

Date of reporting period: June 30, 2005

Item 1: Reports to Stockholders.

                       PETROLEUM & RESOURCES CORPORATION
--------------------------------------------------------------------------------
Board of Directors


             Enrique R. Arzac/ 1,3/     Kathleen T. McGahran /2,4/
             Phyllis O. Bonanno /1,3/   Douglas G. Ober/ 1/
             Daniel E. Emerson/ 3,4 /   John J. Roberts/ 1,4/
             Thomas H. Lenagh/ 1,4/     Susan C. Schwab/ 2,4/
             W.D. MacCallan/ 2,3/       Robert J.M. Wilson /1,2/
1. Member of Executive Committee
2. Member of Audit Committee
3. Member of Compensation Committee
4. Member of Retirement Benefits Committee

Officers

Douglas G. Ober            Chairman, President and
                            Chief Executive Officer
Joseph M. Truta            Executive Vice President
Lawrence L. Hooper, Jr.    Vice President,
                            General Counsel and
                            Secretary
Maureen A. Jones           Vice President,
                            Chief Financial Officer
                            and Treasurer
Nancy J.F. Prue            Vice President
Christine M. Sloan         Assistant Treasurer
Geraldine H. Pare          Assistant Secretary

                                   --------
                                  Stock Data
                                   --------

Market Price (6/30/05)    $29.95
Net Asset Value (6/30/05) $32.59
Discount:                   8.1%

New York Stock Exchange and Pacific Exchange ticker symbol: PEO

NASDAQ Mutual Fund Quotation Symbol: XPEOX

Newspaper stock listings are generally under the abbreviation: PetRs

                               ----------------
                             Distributions in 2005
                               ----------------

                From Investment Income (paid or declared) $0.31
                From Net Realized Gains                    0.08
                                                          -----
                Total                                     $0.39
                                                          =====

                            -----------------------
                          2005 Dividend Payment Dates
                            -----------------------

            March 1, 2005
            June 1, 2005
            September 1, 2005
            December 27, 2005*

        *Anticipated



                                     [GRAPHIC]

                                    Semi-Annual Report
                                     June 30,2005

                            LETTER TO STOCKHOLDERS
--------------------------------------------------------------------------------


We submit herewith the audited financial statements of the Corporation for the six months ended June 30, 2005. In addition, there is the report of the independent registered public accounting firm, a schedule of investments, along with other financial information.

Net assets of the Corporation at June 30, 2005 were $32.59 per share on 21,642,506 shares outstanding, compared with $28.16 per share at December 31, 2004 on 21,979,676 shares outstanding. On March 1, 2005, a distribution of $0.13 per share was paid, consisting of $0.06 from 2004 long-term capital gain, $0.02 from 2004 short-term capital gain, $0.03 from 2004 investment income and $0.02 from 2005 investment income, all taxable in 2005. A 2005 investment income dividend of $0.13 per share was paid on June 1, 2005 and another $0.13 investment income dividend has been declared to shareholders of record August 16, 2005, payable on September 1, 2005.

Net investment income for the six months ended June 30, 2005 amounted to $4,338,847, compared with $4,645,489 for the same period in 2004. These earnings are equal to $0.20 and $0.21 per share on the average number of shares outstanding during each period.

Net capital gain realized on investments for the six months ended June 30, 2005 amounted to $10,320,850, the equivalent of $0.48 per share.

The Annual Meeting, held on April 27, 2005 in Baltimore, was well attended. The results of the voting at the Annual Meeting are shown on page 17.

Current and potential shareholders can find information about the Corporation, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV, at its website (www.peteres.com). Also available at the website are a brief history of the Corporation, historical financial information, and other useful information. Further information regarding shareholder services is located on page 18 of this report.

                               -----------------

Mr. W. Perry Neff retired from the Board of Directors in April 2005. Mr. Neff was elected to the board in 1971 when he was Executive Vice President and Senior Operating Officer of Chemical Bank. Over the years, he has generously shared with us his extensive financial knowledge and wisdom. We wish him well in his retirement and thank him for his thirty-four years of distinguished service as a director.

We are pleased to announce effective April 27, 2005, the Board of Directors elected Ms. Nancy J.F. Prue to Vice President of the Corporation. Ms. Prue had been the Vice President-Research with the Corporation since 1986 and a research analyst since 1982.

                               -----------------

The Corporation is an internally-managed equity fund emphasizing petroleum and other natural resource investments. The investment policy of the Corporation is based on the primary objectives of preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

By order of the Board of Directors,
/s/ DOUGLAS G. OBER
Douglas G. Ober,
Chairman, President and
Chief Executive Officer

July 20, 2005

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                 June 30, 2005

Assets
Investments* at value:
 Common stocks and convertible securities
   (cost $298,867,068)                                                         $661,561,765
  Short-term investments (cost $42,530,767)                                      42,530,767 $704,092,532
--------------------------------------------------------------------------------------------
Cash                                                                                             286,592
Receivables:
 Investment securities sold                                                                    1,170,453
 Dividends and interest                                                                          605,833
Prepaid pension cost                                                                           1,215,666
Prepaid expenses and other assets                                                                463,605
--------------------------------------------------------------------------------------------------------
    Total Assets                                                                             707,834,681
--------------------------------------------------------------------------------------------------------
Liabilities
Investment securities purchased                                                                  367,530
Open written option contracts at value (proceeds $320,623)                                       330,251
Accrued expenses                                                                               1,911,921
--------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                          2,609,702
--------------------------------------------------------------------------------------------------------
    Net Assets                                                                              $705,224,979
--------------------------------------------------------------------------------------------------------
Net Assets
Common Stock at par value $1.00 per share, authorized 50,000,000 shares;
  issued and outstanding 21,642,506 shares (includes 4,630 restricted shares
  and restricted stock units for 3,600 shares) (Note 6)                                     $ 21,642,506
Additional capital surplus                                                                   309,623,767
Undistributed net investment income                                                              950,145
Undistributed net realized gain on investments                                                10,323,492
Unrealized appreciation on investments                                                       362,685,069
--------------------------------------------------------------------------------------------------------
    Net Assets Applicable to Common Stock                                                   $705,224,979
--------------------------------------------------------------------------------------------------------
    Net Asset Value Per Share of Common Stock                                                     $32.59
--------------------------------------------------------------------------------------------------------

* See Schedule of Investments on pages 9 and 10.

The accompanying notes are an integral part of the financial statements.

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                        Six Months Ended June 30, 2005

Investment Income
 Income:
   Dividends                                                             $  5,704,049
   Interest and other income                                                  650,004
-------------------------------------------------------------------------------------
      Total Income                                                          6,354,053
-------------------------------------------------------------------------------------
 Expenses:
   Investment research                                                        906,225
   Administration and operations                                              502,111
   Directors' fees                                                            150,169
   Reports and stockholder communications                                      88,703
   Transfer agent, registrar and custodian expenses                            65,135
   Auditing and accounting services                                            42,288
   Legal services                                                              59,982
   Occupancy and other office expenses                                        118,781
   Travel, telephone and postage                                               36,126
   Other                                                                       45,686
-------------------------------------------------------------------------------------
      Total Expenses                                                        2,015,206
-------------------------------------------------------------------------------------
      Net Investment Income                                                 4,338,847
-------------------------------------------------------------------------------------
Realized Gain and Change in Unrealized Appreciation on Investments
 Net realized gain on security transactions                                10,320,850
 Change in unrealized appreciation on investments                          87,262,178
-------------------------------------------------------------------------------------
      Net Gain on Investments                                              97,583,028
-------------------------------------------------------------------------------------
Change in Net Assets Resulting from Operations                           $101,921,875
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Six Months Ended    Year Ended
                                                          June 30, 2005   December 31, 2004
                                                         ---------------- -----------------
From Operations:
 Net investment income                                     $  4,338,847     $  8,924,453
 Net realized gain on investments                            10,320,850       18,979,327
 Change in unrealized appreciation on investments            87,262,178       90,350,341
-------------------------------------------------------------------------------------------
   Change in net assets resulting from operations           101,921,875      118,254,121
-------------------------------------------------------------------------------------------
Distributions to Stockholders from:
 Net investment income                                       (3,927,869)      (9,536,803)
 Net realized gain from investment transactions              (1,756,892)     (19,037,472)
-------------------------------------------------------------------------------------------
   Decrease in net assets from distributions                 (5,684,761)     (28,574,275)
-------------------------------------------------------------------------------------------
From Capital Share Transactions:
 Value of shares issued in payment of distributions                  --        9,629,174
 Cost of shares purchased (Note 4)                           (9,923,590)      (3,362,898)
 Deferred compensation (Notes 4,6)                               24,054               --
-------------------------------------------------------------------------------------------
   Change in net assets from capital share transactions      (9,899,536)       6,266,276
-------------------------------------------------------------------------------------------
   Total Increase in Net Assets                              86,337,578       95,946,122

Net Assets:
 Beginning of period                                        618,887,401      522,941,279
-------------------------------------------------------------------------------------------
 End of period (including undistributed net investment
   income of $950,145 and $746,047, respectively)          $705,224,979     $618,887,401
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

Petroleum & Resources Corporation (the Corporation) is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Corporation's investment objectives as well as the nature and risk of its investment transactions are set forth in the Corporation's registration statement.

Security Valuation--Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

Security Transactions and Investment Income--Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2.  FEDERAL INCOME TAXES

The Corporation's policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities at June 30, 2005 was $341,368,012, and net unrealized appreciation aggregated $362,724,520, of which the related gross unrealized appreciation and depreciation were $367,793,174 and $5,068,654, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, annual reclassifications are made within the Corporation's capital accounts to reflect income and gains available for distribution under income tax regulations.

3.  INVESTMENT TRANSACTIONS

The Corporation's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

Purchases and sales of portfolio securities, other than options and short-term investments, during the six months ended June 30, 2005 were $38,847,355 and $45,567,142, respectively. Options may be written (sold) or purchased by the Corporation. The Corporation, as writer of an option, bears the risk of possible illiquidity of the option markets and from movements in security values. The risk associated with purchasing an option is limited to the premium originally paid. A schedule of outstanding option contracts as of June 30, 2005 can be found on page 12.

Transactions in written covered call and collateralized put options during the six months ended June 30, 2005 were as follows:

                                 Covered Calls     Collateralized Puts
                              -------------------  -------------------
                              Contracts  Premiums  Contracts  Premiums
                              --------- ---------  --------- ---------
        Options outstanding,
         December 31, 2004      1,550   $ 204,167    1,470   $ 167,283
        Options written         4,240     429,506    2,850     259,845
        Options terminated in
         closing purchase
         transactions            (910)    (73,079)    --         --
        Options expired          (650)    (80,987)  (3,160)   (310,757)
        Options exercised      (2,330)   (275,355)    --         --
        ---------------------------------------------------------------
        Options outstanding,
         June 30, 2005          1,900   $ 204,252    1,160   $ 116,371
        ---------------------------------------------------------------

4.  CAPITAL STOCK

The Corporation has 5,000,000 authorized and unissued preferred shares without par value.

On December 27, 2004, the Corporation issued 380,149 shares of its Common Stock at a price of $25.33 per share (the average market price on December 13, 2004) to stockholders of record on November 23, 2004 who elected to take stock in payment of the year-end distribution from 2004 capital gain and investment income.

The Corporation may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable.

--------------------------------------------------------------------------------


Transactions in Common Stock for 2005 and 2004 were as follows:

                                   Shares                   Amount
                           ----------------------  ------------------------
                           Six months               Six months
                             ended     Year ended     ended      Year ended
                            June 30,  December 31,   June 30,   December 31,
                              2005        2004         2005         2004
                           ---------- ------------ -----------  ------------
    Shares issued in
     payment of
     dividends                  --       380,149   $   --       $ 9,629,174
    Shares purchased
     (at a weighted
     average discount
     from net asset
     value of 7.8%
     and 8.0%,
     respectively)          (345,400)   (137,250)   (9,923,590)  (3,362,898)
    Nonvested shares/units
     granted under the
     equity incentive
     compensation plan         8,230        --          24,054        --
    ------------------------------------------------------------------------
    Net change              (337,170)    242,899   $(9,899,536) $ 6,266,276
    ------------------------------------------------------------------------

5.  RETIREMENT PLANS

The Corporation's qualified defined benefit pension plan covers all employees with at least one year of service. In addition, the Corporation has a nonqualified defined benefit plan which provides eligible employees with retirement benefits to supplement the qualified plan. Benefits are based on length of service and compensation during the last five years of employment. The Corporation's policy is to contribute annually to the plans those amounts that can be deducted for federal income tax purposes, plus additional amounts as the Corporation deems appropriate in order to provide assets sufficient to meet benefits to be paid to plan participants. During the six months ended June 30, 2005, the Corporation contributed $437,338 to the plans. The Corporation anticipates contributing additional amounts to the plans approximating $23,338 during the remainder of 2005.

The following table aggregates the components of the plans' net periodic pension cost for the six months ended June 30, 2005.

                 Service Cost                       $  92,584
                 Interest Cost                        140,544
                 Expected return on plan assets      (138,746)
                 Amortization of prior service cost    27,457
                 Amortization of net loss              90,123
                 ---------------------------------------------
                 Net periodic pension cost          $ 211,962
                 ---------------------------------------------

The Corporation also sponsors a defined contribution plan that covers substantially all employees. For the six months ended June 30, 2005, the Corporation expensed contributions of $41,543. The Corporation does not provide postretirement medical benefits.

6.  Stock-Based Compensation

The Stock Option Plan adopted in 1985 ("1985 Plan") permits the issuance of stock options and stock appreciation rights for the purchase of up to 895,522 shares of the Corporations's Common Stock at the fair market value on the date of grant. The exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gains paid by the Corporation during subsequent years. Options are exercisable beginning not less than one year after the date of grant and stock appreciation rights are exercisable beginning not less than two years after the date of grant. The stock appreciation rights allow the holders to surrender their rights to exercise their options and receive cash in an amount equal to the difference between the option exercise price and the fair market value of the Common Stock at the date of surrender. All options terminate 10 years from the date of grant if not exercised. With the adoption of the 2005 Equity Incentive Compensation Plan ("2005 Plan") at the 2005 Annual Meeting, no further grants will be made under the 1985 Plan, although unexercised awards granted in 2004 and prior years remain outstanding.

A summary of option activity under the 1985 Plan as of June 30, 2005, and changes during the period then ended is presented below:

                                                 Weighted-  Weighted-
                                                  Average    Average
                                                 Exercise   Remaining
                                        Options    Price   Life (Years)
         -                              -------  --------- ------------
         Outstanding at January 1, 2005 128,543   $18.81
         Exercised                      (17,261)   15.93
         Forfeited                           --       --
         --------------------------------------------------------------
         Outstanding at June 30, 2005   111,282   $19.17       5.45
         --------------------------------------------------------------
         Exercisable at June 30, 2005    50,108   $19.02       5.16
         --------------------------------------------------------------

The options outstanding as of June 30, 2005 are set forth below:

                                                  Weighted   Weighted
                                                  Average    Average
                                        Options   Exercise  Remaining
         Exercise Price               Outstanding  Price   Life (Years)
         --------------               ----------- -------- ------------
         $14.00-$16.49                   21,317    $14.44      1.52
         $16.50-$18.99                   34,303     17.53      0.78
         $19.00-$21.49                   23,921     20.83      4.17
         $21.50-$24.00                   31,741     22.87      3.14
         --------------------------------------------------------------
         Outstanding at June 30, 2005   111,282
         --------------------------------------------------------------

Compensation cost resulting from stock options and stock appreciation rights granted under the 1985 Plan is based on the intrinsic value of the award, recognized over the award's vesting period, and remeasured at each reporting

--------------------------------------------------------------------------------

date through the date of settlement. The total compensation cost recognized for the six months ended June 30, 2005 was $470,783.

The 2005 Plan permits the grant of stock options, restricted stock awards and other stock incentives to key employees and all non-employee directors. The 2005 Plan provides for the issuance of up to 872,639 shares of the Corporation's Common Stock. Restricted stock was granted to key employees on April 27, 2005 at fair market value on that date, vesting over a three year period. Restricted stock units were granted to non-employee directors on April 27, 2005 at fair market value on that date and vest over a one year period. The number of shares of Common Stock which remain available for future grants under the Plan at June 30, 2005 is 864,409 shares. The Corporation pays dividends and dividend equivalents on outstanding awards, which are charged to net assets when paid. Dividends and dividend equivalents paid on awards that are later forfeited are reclassified to compensation expense.

A summary of the status of the Corporations's awards granted as of June 30, 2005, and changes during the period then ended is presented below:

                                          Shares/ Grant-Date Fair
               Awards                      Units       Value
               ------                     ------- ---------------
               Balance at January 1, 2005     --          --
               Granted:
                 Restricted stock          4,630      $28.06
                 Restricted stock units    3,600       28.06
               Vested                         --          --
               Forfeited                      --          --
               --------------------------------------------------
               Nonvested at June 30, 2005  8,230      $28.06

Compensation costs resulting from restricted stock and restricted stock units granted under the 2005 Plan are recognized over the relevant service period based on the fair value of the awards granted. Any unearned compensation is included in "Undistributed net investment income" and is subsequently expensed as services are rendered. The fair value of restricted shares is based on the average of the high and low market price on the date an award is granted. The total compensation costs for restricted stock granted to employees for the six months ended June 30, 2005 was $7,218. The total compensation costs for restricted stock units granted to non-employee directors under the 2005 Plan for the six months ended June 30, 2005 was $16,836. As of June 30, 2005, there was $206,880 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the 2005 Plan. That cost is expected to be recognized over a weighted average period of 2.0 years.

7.  EXPENSES

The aggregate remuneration paid or accrued during the six months ended June 30, 2005 to officers and directors amounted to $907,946, of which $150,169 was paid as fees to directors who were not officers.

8.  PORTFOLIO SECURITIES LOANED

The Corporation makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Corporation accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Corporation also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Corporation. At June 30, 2005, the Corporation had no securities on loan.

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                              ------------------
                                              Six Months Ended
                                              -----------------
                                                                           Year Ended December 31
                                              June 30, June 30, --------------------------------------------
                                                2005     2004     2004     2003     2002     2001     2000
                                              -------- -------- -------- -------- -------- -------- --------
Per Share Operating Performance

Net asset value, beginning of period            $28.16   $24.06   $24.06   $20.98   $24.90   $32.69   $26.32
------------------------------------------------------------------------------------------------------------

  Net investment income                           0.20     0.21     0.41     0.38     0.42     0.49     0.37

  Net realized gains and increase (decrease)
   in unrealized appreciation                     4.45     2.20     5.05     3.89   (3.20)   (6.81)     7.67
------------------------------------------------------------------------------------------------------------

Total from investment operations                  4.65     2.41     5.46     4.27   (2.78)   (6.32)     8.04
------------------------------------------------------------------------------------------------------------

Less distributions

  Dividends from net investment income          (0.18)   (0.17)   (0.44)   (0.38)   (0.43)   (0.43)   (0.39)

  Distributions from net realized gains         (0.08)   (0.09)   (0.88)   (0.81)   (0.68)   (1.07)   (1.35)
------------------------------------------------------------------------------------------------------------

Total distributions                             (0.26)   (0.26)   (1.32)   (1.19)   (1.11)   (1.50)   (1.74)
------------------------------------------------------------------------------------------------------------

  Capital share repurchases                       0.04   0.01       0.01   0.02       0.01     0.06     0.28

  Reinvestment of distributions                     --    --      (0.05)   (0.02)   (0.04)   (0.03)   (0.21)
------------------------------------------------------------------------------------------------------------

Total capital share transactions                  0.04   0.01     (0.04)     0.00   (0.03)     0.03     0.07
------------------------------------------------------------------------------------------------------------

Net asset value, end of period                  $32.59   $26.22   $28.16   $24.06   $20.98   $24.90   $32.69
------------------------------------------------------------------------------------------------------------
Per share market price, end of period           $29.95   $23.81   $25.78   $23.74   $19.18   $23.46   $27.31
Total Investment Return
 Based on market price                           17.2%     1.4%    14.4%    30.8%  (13.7)%   (8.7)%    36.1%
 Based on net asset value                        16.8%    10.2%    23.3%    21.2%  (11.1)%  (19.0)%    33.1%
Ratios/Supplemental Data
 Net assets, end of period (in 000's)         $705,225 $568,508 $618,887 $522,941 $451,275 $526,492 $688,173
 Ratio of expenses to average net assets        0.61%+   0.50%+    0.56%    0.74%    0.49%    0.35%    0.59%
  Ratio of net investment income to
   average net assets                           1.30%+   1.73%+    1.58%    1.75%    1.84%    1.67%    1.24%
 Portfolio turnover                            12.61%+  13.31%+   13.44%   10.20%    9.69%    6.74%    7.68%
  Number of shares outstanding at
   end of period (in 000's)                     21,643   21,682   21,980   21,737   21,510   21,148   21,054
                                              ------------------

--------
+Ratios presented on an annualized basis.

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                 June 30, 2005

                                                Shares    Value (A)
                                               --------- ------------
          Stocks And Convertible Securities -- 93.8%
            Energy -- 83.8%
             Internationals -- 25.2%
              BP plc ADR                         600,000 $ 37,428,000
              Chevron Corp.                      635,000   35,509,200
              Exxon Mobil Corp.                1,140,000   65,515,800
              Royal Dutch Petroleum Co. ADR      385,000   24,986,500
              Total S.A. ADR                     120,000   14,022,000
                                                         ------------
                                                          177,461,500
                                                         ------------
             Domestics -- 10.5%
              Amerada Hess Corp.                  75,000    7,988,250
              ConocoPhillips                     560,000   32,194,400
              Holly Corp.                        225,000   10,500,750
              Kerr-McGee Corp.                   117,647    8,977,642
              Murphy Oil Corp.                   276,400   14,436,372
                                                         ------------
                                                           74,097,414
                                                         ------------
             Producers -- 18.3%
              Apache Corp.                       177,000   11,434,200
              Burlington Resources Inc.          246,800   13,633,232
              Devon Energy Corp.                 355,000   17,991,400
              EOG Resources, Inc.                360,000   20,448,000
              Newfield Exploration Co. (B)       170,000    6,781,300
              Noble Energy, Inc.                 215,000   16,264,750
              Occidental Petroleum Corp.         200,000   15,386,000
              Pioneer Natural
               Resources Co.                     291,000   12,245,280
              XTO Energy Inc.                    428,333   14,559,038
                                                         ------------
                                                          128,743,200
                                                         ------------
             Distributors -- 13.6%
              AGL Resources Inc.                 250,000    9,662,500
              Duke Energy Corp.                  217,624    6,469,962
              Energen Corp.                      400,000   14,020,000
              Equitable Resources Inc.           225,000   15,300,000
              Keyspan Corp.                       70,000    2,849,000
              MDU Resources Group, Inc.          250,000    7,042,500
              National Fuel Gas Co.              200,000    5,782,000
              New Jersey Resources Corp.         277,500   13,389,375
              Questar Corp.                      200,000   13,180,000
              Williams Companies, Inc.           450,000    8,550,000
                                                         ------------
                                                           96,245,337
                                                         ------------

                                                  Shares   Value (A)
                                                  ------- ------------
            Services -- 16.2%
             Baker Hughes, Inc.                   130,000 $  6,650,800
             BJ Services Co.                      370,000   19,417,600
             GlobalSantaFe Corp.                  290,000   11,832,000
             Grant Prideco Inc. (B)               308,000    8,146,600
             Nabors Industries Ltd. (B)           260,000   15,761,200
             Noble Corp. (B)                      185,000   11,379,350
             Precision Drilling Corp. (B)         200,000    7,896,000
             Schlumberger Ltd.                    280,000   21,263,200
             Weatherford International,
              Ltd. (B)                            205,000   11,885,900
                                                          ------------
                                                           114,232,650
                                                          ------------
           Basic Industries -- 10.0%
            Basic Materials & Other -- 9.6%
             Air Products and Chemicals, Inc.     125,000    7,537,500
             Aqua America, Inc.                   315,000    9,368,100
             Arch Coal Inc.                        90,000    4,902,300
             Consol Energy Inc.                   158,700    8,503,146
             du Pont (E.I.) de Nemours and Co.    175,000    7,526,750
             General Electric Co.                 454,800   15,758,820
             Martin Marietta Materials, Inc.       70,400    4,866,048
             Rohm & Haas Co.                      200,000    9,268,000
                                                          ------------
                                                            67,730,664
                                                          ------------
            Paper & Forest Products -- 0.4%
             Smurfit-Stone Container Corp. (B)    300,000    3,051,000
                                                          ------------
         Total Stocks And Convertible Securities
            (Cost $298,867,068) (C)                       $661,561,765
                                                          ------------

--------------------------------------------------------------------------------

                                 June 30, 2005


                                                Prin. Amt.   Value (A)
                                                ----------- -----------
         Short-Term Investments -- 6.0%
            U.S. Government Obligations -- 2.1%
             U.S. Treasury Bills,
              2.77%, due 8/18/05                $15,000,000 $14,944,000
                                                            -----------
            Time Deposit -- 0.0%
             Brown Brothers Harriman & Co.,
              2.70%, due 7/1/05                                  13,812
                                                            -----------
            Commercial Paper -- 3.9%
             AIG Funding Inc.,
              2.93%, due 7/5/05                   5,000,000   4,998,372
             American General Finance Corp.,
              3.25%, due 7/28/05                  1,675,000   1,670,917
             Chevron Corp.,
              2.92%, due 7/7/05                   2,750,000   2,748,662
             ChevronTexaco Funding Corp.,
              3.10%, due 7/19/05                  4,185,000   4,178,513

                                                Prin. Amt.  Value (A)
                                                ---------- ------------
             General Electric Capital Corp.,
              2.99-3.25%, due 7/14/05-
              7/28/05                           $7,000,000 $  6,985,166
             Toyota Motor Credit Corp.,
              2.95-3.24%, due 7/7/05-
              7/26/05                            7,000,000    6,991,325
                                                           ------------
                                                             29,572,955
                                                           ------------
         Total Short-Term Investments
           (Cost $42,530,767)                                42,530,767
                                                           ------------
         Total Investments -- 99.8%
           (Cost $341,397,835)                              704,092,532
           Cash, receivables and other
            assets, less liabilities -- 0.2%                  1,132,447
                                                           ------------

         Net Assets -- 100.0%                              $705,224,979
                                                           ============

--------------------------------------------------------------------------------
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ.
(B) Presently non-dividend paying.
(C) The aggregate market value of stocks held in escrow at June 30, 2005 covering open call option contracts written was $12,778,600. In addition, the aggregate market value of securities segregated by the Corporation's custodian required to collateralize open put option contracts written was $4,992,500.

                               PORTFOLIO SUMMARY
--------------------------------------------------------------------------------



  TEN LARGEST PORTFOLIO HOLDINGS (6/30/05)

                                         Market Value % of Net Assets
           ----------------------------------------------------------
           Exxon Mobil Corp.             $ 65,515,800       9.3
           BP plc ADR                      37,428,000       5.3
           Chevron Corp.                   35,509,200       5.0
           ConocoPhillips                  32,194,400       4.6
           Royal Dutch Petroleum Co. ADR   24,986,500       3.5
           Schlumberger Ltd.               21,263,200       3.0
           EOG Resources, Inc.             20,448,000       2.9
           BJ Services Co.                 19,417,600       2.8
           Devon Energy Corp.              17,991,400       2.6
           Noble Energy, Inc.              16,264,750       2.3
                                         ------------       ---
             Total                       $291,018,850          41.3%
                                         ------------       ---

  SECTOR WEIGHTINGS (6/30/05)

       [CHART]

Internationals          25.2%
Domestics               10.5%
Producers               18.3%
Distributors            13.6%
Services                16.2%
Basic Materials & Other  9.6%
Paper & Forest Products  0.4%
Cash & Equivalent        6.0%

                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS
--------------------------------------------------------------------------------

                                 June 30, 2005

 Contracts                                         Contract
(100 shares                                Strike Expiration                 Appreciation/
   each)              Security             Price     Date                    (Depreciation)
-------------------------------------------------------------------------------------------

                               COVERED CALLS

    100     Air Products & Chemicals, Inc.  $ 65  Sep     05................    $  2,700
    100     Amerada Hess Corp.............   110    Aug 05                       (18,301)
    200     Chevron Corp..................   65   Sep     05................      14,399
    400     ConocoPhillips................   65   Au    g                 05       3,499
    100     Kerr-McGee Corp...............   75   Jul     05................      (6,301)
    100     Kerr-McGee Corp...............   80   Oct     05................      (4,801)
    200     Kerr-McGee Corp...............   95   Oct     05................      26,958
    200     Martin Marietta Materials,
            Inc...........................   70   Oct     05................     (33,601)
    200     Murphy Oil Corp...............   50   Jul     05................     (46,300)
    200     Murphy Oil Corp...............   60   Oct     05................     (12,300)
    100     Total S.A. ADR................   135    Aug 05                         8,800
   -----                                                                        --------
  1,900                                                                          (65,248)
   -----                                                                        --------

                            COLLATERALIZED PUTS

    250     Exxon Mobil Corp..............   55   Jul     05................      15,499
    200     Exxon Mobil Corp..............   50   Oct     05................      13,399
     60     Holly Corp....................   30   Sep     05................       3,120
    100     Martin Marietta Materials,
            Inc...........................   45   Jul     05................       9,977
    300     Murphy Oil Corp...............   35   Jul     05................      15,626
    250     Newfield Exploration Co.......  37.50 Sep     05................      (2,001)
   -----                                                                        --------
  1,160                                                                           55,620
   -----                                                                        --------
                                                                                $ (9,628)
                                                                                ========

                        CHANGES IN PORTFOLIO SECURITIES
--------------------------------------------------------------------------------


                  During the Three Months Ended June 30, 2005
                                  (unaudited)

                                                         Shares
                                         --------------------------------------
                                                                      Held
                                          Additions    Reductions June 30, 2005
                                         ---------     ---------- -------------
ConocoPhillips..........................  280,000/(1)/                560,000
Energen Corp............................  200,000/(1)/                400,000
Exxon Mobil Corp........................   20,000                   1,140,000
GlobalSantaFe Corp......................   35,000                     290,000
Holly Corp..............................  109,900        40,000       225,000
Murphy Oil Corp.........................  168,200/(1)/   74,500       276,400
Nabors Industries Ltd...................   45,000                     260,000
Newfield Exploration Co.................  170,000                     170,000
Precision Drilling Corp.................  168,000/(2)/                200,000
XTO Energy Inc..........................   95,000                     428,333
Amerada Hess Corp.......................                 10,000        75,000
Apache Corp.............................                 13,000       177,000
Arch Coal Inc...........................                 10,000        90,000
Devon Energy Corp.......................                 42,440       355,000
Kerr-McGee Corp.........................                 59,506       117,647

--------
/(1)/ By stock split.
/(2)/ Received 100,000 shares by stock split.


                               -----------------



This report, including the financial statements herein, is transmitted to the stockholders of Petroleum & Resources Corporation for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Corporation or of any securities mentioned in the report. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

                        HISTORICAL FINANCIAL STATISTICS
--------------------------------------------------------------------------------

                                                     Dividends    Distributions
                                            Net         from          from
                                           Asset   Net Investment Net Realized
                 Value of      Shares    Value per     Income         Gains
 December 31    Net Assets  Outstanding*  Share*     per Share*    per Share*
 -----------   ------------ ------------ --------- -------------- -------------
 1995......... $401,404,971  19,109,075   $21.01        $.58          $ .81
 1996.........  484,588,990  19,598,729    24.73         .55            .88
 1997.........  556,452,549  20,134,181    27.64         .51           1.04
 1998.........  474,821,118  20,762,063    22.87         .52           1.01
 1999.........  565,075,001  21,471,270    26.32         .48           1.07
 2000.........  688,172,867  21,053,644    32.69         .39           1.35
 2001.........  526,491,798  21,147,563    24.90         .43           1.07
 2002.........  451,275,463  21,510,067    20.98         .43            .68
 2003.........  522,941,279  21,736,777    24.06         .38            .81
 2004.........  618,887,401  21,979,676    28.16         .44            .88
 June 30, 2005  705,224,979  21,642,506    32.59         .31+           .08+

--------
* Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000.
+ Paid or declared.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors and Stockholders of Petroleum & Resources Corporation:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Petroleum & Resources Corporation (hereafter referred to as the "Corporation") at June 30, 2005, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Corporation's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
July 13, 2005

                               OTHER INFORMATION
--------------------------------------------------------------------------------


STATEMENT ON QUARTERLY FILING OF COMPLETE PORTFOLIO SCHEDULE

In addition to publishing its complete schedule of portfolio holdings in the First and Third Quarter Reports to shareholders, the Corporation files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Corporation's Forms N-Q are available on the Commission's website at www.sec.gov. The Corporation's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Corporation also posts its Forms N-Q on its website at: www.peteres.com under the heading "Financial Reports".

PROXY VOTING POLICIES AND RECORD

A description of the policies and procedures that the Corporation uses to determine how to vote proxies relating to portfolio securities owned by the Corporation and information as to how the Corporation voted proxies relating to portfolio securities during the 12 month period ended June 30, 2005 are available (i) without charge, upon request, by calling the Corporation's toll free number at (800) 638-2479; (ii) on the Corporation's website by clicking on "Corporate Information" heading on the website; and (iii) on the Securities and Exchange Commission's website at http//www.sec.gov.

PRIVACY POLICY

In order to conduct its business, Petroleum & Resources Corporation collects and maintains certain nonpublic personal information about our stockholders of record with respect to their transactions in shares of our securities. This information includes the stockholder's address, tax identification or Social Security number, share balances, and dividend elections. We do not collect or maintain personal information about stockholders whose shares of our securities are held in "street name" by a financial institution such as a bank or broker.

We do not disclose any nonpublic personal information about you, our other stockholders or our former stockholders to third parties unless necessary to process a transaction, service an account or as otherwise permitted by law.

To protect your personal information internally, we restrict access to nonpublic personal information about our stockholders to those employees who need to know that information to provide services to our stockholders. We also maintain certain other safeguards to protect your nonpublic personal information.

                               -----------------

                                 Common Stock
                     Listed on the New York Stock Exchange
                           and the Pacific Exchange

                       Petroleum & Resources Corporation
            Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
                       (410) 752-5900 or (800) 638-2479
                           Website: www.peteres.com
                          E-mail: contact@peteres.com
                      Counsel: Chadbourne & Parke L.L.P.
   Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP
        Transfer Agent & Registrar: American Stock Transfer & Trust Co.
            Custodian of Securities: Brown Brothers Harriman & Co.

                        ANNUAL MEETING OF STOCKHOLDERS
--------------------------------------------------------------------------------

The Annual Meeting of Stockholders was held on April 27, 2005. For those nominated, the following votes were cast for directors:

                                        votes for  votes withheld
                                        ---------- --------------
              (A) Enrique R. Arzac:     19,479,876    433,177

              (B) Phyllis O. Bonanno:   19,467,618    445,435

              (C) Daniel E. Emerson:    19,394,949    518,104

              (D) Thomas H. Lenagh:     19,364,541    548,512

              (E) W.D. MacCallan:       19,437,106    475,947

              (F) Kathleen T. McGahran: 19,474,596    438,457

              (G) Douglas G. Ober:      19,504,516    408,537

              (H) John J. Roberts:      19,358,564    554,489

              (I) Susan C. Schwab:      19,463,763    449,290

              (J) Robert J.M. Wilson:   19,381,966    531,087

A proposal to approve and ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Corporation for 2005 was approved with 19,524,683 votes for, 228,511 votes against, and 159,859 shares abstaining.

A proposal to approve the adoption of the Petroleum & Resources Corporation 2005 Equity Incentive Compensation Plan was approved with 9,537,628 votes for, 1,691,906 votes against, 552,864 shares abstaining, and 8,130,655 shares unvoted.

                     SHAREHOLDER INFORMATION AND SERVICES
--------------------------------------------------------------------------------


DIVIDEND PAYMENT SCHEDULE

The Corporation presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1 and
(b) a "year-end" distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in "street" or brokerage accounts may make their elections by notifying their brokerage house representative.

INVESTORS CHOICE

INVESTORS CHOICE is a direct stock purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, American Stock Transfer & Trust Company (AST). The plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Petroleum & Resources shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

               Initial Enrollment and
                 Optional Cash Investments
                 Service Fee                $2.50 per investment
                 Brokerage Commission            $0.05 per share

               Reinvestment of Dividends**
               Service Fee                 2% of amount invested
                               (maximum of $2.50 per investment)
               Brokerage Commission              $0.05 per share

               Sale of Shares
               Service Fee                                $10.00
               Brokerage Commission              $0.05 per share

               Deposit of Certificates for safekeeping     $7.50
               Book to Book Transfers                   Included

To transfer shares to another participant or to a new participant

Fees are subject to change at any time.
Minimum and Maximum Cash Investments

              Initial minimum investment (non-holders)    $500.00
              Minimum optional investment
               (existing holders)                          $50.00
              Electronic Funds Transfer
               (monthly minimum)                           $50.00
              Maximum per transaction                  $25,000.00
              Maximum per year                               NONE

A brochure which further details the benefits and features of INVESTORS CHOICE as well as an enrollment form may be obtained by contacting AST.

For Non-Registered Shareholders

For shareholders whose stock is held by a broker in "street" name, the AST INVESTORS CHOICE Direct Stock Purchase and Sale Plan remains available through many registered investment security dealers. If your shares are currently held in a "street" name or brokerage account, please contact your broker for details about how you can participate in AST's Plan or contact AST.

                                  ----------

                                The Corporation
                       Petroleum & Resources Corporation
                            Lawrence L. Hooper, Jr.
                 Vice President, General Counsel and Secretary
            Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
                                (800) 638-2479
                           Website: www.peteres.com
                          E-mail: contact@peteres.com

                              The Transfer Agent
                    American Stock Transfer & Trust Company
                       Address Shareholder Inquiries to:
                       Shareholder Relations Department
                                59 Maiden Lane
                              New York, NY 10038
                                (866) 723-8330
                           Website: www.amstock.com
                           E-mail: info@amstock.com

                       Investors Choice Mailing Address:
                       Attention: Dividend Reinvestment
                                 P.O. Box 922
                              Wall Street Station
                              New York, NY 10269
                         Website: www.InvestPower.com
                         E-mail: info@InvestPower.com

*The year-end dividend and capital gain distribution will usually be made in newly issued shares of common stock. There are no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.

18



Item  2:  Code(s) of Ethics for senior financial officers  -
Item not applicable to semi-annual report.

Item  3:  Audit  Committee  Financial  Expert  -  Item   not
applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Audit Committee of Listed Registrants - Item not applicable to semi-annual report.

Item 6: Schedule of Investments - This schedule is included as part of the report to shareholders filed under Item 1 of this form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Item not applicable to semi-annual report.

Item   8:   Portfolio  Managers  of  Closed-End   Management
Investment Companies - Item not applicable to semi-annual report.

Item   9:  Purchases  of  Equity  Securities  by  Closed-End
Management Investment Company and Affiliated Purchasers.

                                                 Maximum
                                     Total      Number (or
                                   Number of   Approximate
                                  Shares (or   Dollar Value)
             Total                  Units)    of Shares (or
             Number               Purchased    Units) that
               of      Average    as Part of   May Yet Be
             Shares     Price      Publicly     Purchased
              (or      Paid per   Announced     Under the
             Units)   Share (or    Plans or     Plans or
Period(2)  Purchased    Unit)      Programs     Programs
--------   ---------  ---------   ---------    ---------
Jan. 2005    13,500    $ 25.72      13,500     1,051,846
Feb. 2005    30,250    $ 28.92      30,250     1,021,596
Mar. 2005   112,650    $ 29.16     112,650       908,946
Apr. 2005     7,300    $ 29.92       7,300       901,646
May 2005     74,500    $ 27.20      74,500       827,146
June 2005   107,200    $ 29.58     107,200       719,946
--------   ---------  ---------   ---------    ---------
Total       345,400(1) $ 28.73     345,400(2)    719,946(2)

(1) There were no shares purchased other than through a publicly announced plan or program.
(2.a) The Plan was announced on December 9, 2004.
(2.b) The share amount approved was 5% of outstanding shares, or approximately 1,080,746 shares.
(2.c) The Plan will expire on or about December 8, 2005.
(2.d) None.
(2.e) None.

Item 10: Submission of Matters to a Vote of Security Holders
- There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors made or implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or
this Item.

Item 11: Controls and Procedures.

      (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

      (b) Internal Controls. Effective April 25, 2005, the Corporation changed custodian from The Bank of New York to Brown Brothers Harriman & Co. There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits attached hereto. (Attach certifications as exhibits)

(1)  Not required at this time.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section
906 of the Sarbanes-Oxley Act of 2002, is attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       PETROLEUM & RESOURCES CORPORATION

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   July 28, 2005


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:   July 28, 2005